LEASES (Details 1) - Leases	Dec. 31, 2024 USD ($)
2025	$ 33,311
2026	27,717
2027	27,012
Thereafter	8,021
Total lease payments	96,061
Less : Imputed interest	(13,587)
Present value of lease liabilities	$ 82,474